AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 79.7%
Japan - 0.8%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	488,599	$4,667,763

United States - 78.9%
U.S. Treasury Inflation Index
0.125%, 1/15/22-7/15/26 (TIPS)	U.S.$	79,008	78,432,118
0.125%, 7/15/22 (TIPS) (a)		14,344	14,263,619
0.125%, 7/15/24 (TIPS) (b)		44,688	44,548,084
0.375%, 7/15/23-7/15/25 (TIPS)		70,562	71,150,688
0.375%, 7/15/27 (TIPS) (b)		62,834	63,540,546
0.50%, 1/15/28 (TIPS)		10,101	10,284,557
0.625%, 7/15/21 (TIPS) (a)		12,572	12,612,972
0.625%, 4/15/23-1/15/26 (TIPS)		78,751	80,180,090
0.75%, 7/15/28 (TIPS)		39,134	40,846,107
1.75%, 1/15/28 (TIPS)		5,878	6,586,323
2.00%, 1/15/26 (TIPS)		11,530	12,825,369
2.375%, 1/15/25-1/15/27 (TIPS)		41,487	47,562,406
2.50%, 1/15/29 (TIPS)		7,329	8,817,947
3.875%, 4/15/29 (TIPS)		8,770	11,732,341

			503,383,167

Total Inflation-Linked Securities (cost $499,151,040)			508,050,930

CORPORATES - INVESTMENT GRADE - 14.9%
Financial Institutions - 7.8%
Banking - 7.0%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		200	214,712
AIB Group PLC
4.263%, 4/10/25 (c)		825	847,258
4.75%, 10/12/23 (c)		425	447,228
American Express Co. Series C
4.90%, 3/15/20 (d)		485	485,170
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (c)		200	210,080
Banco Santander SA
3.25%, 4/04/26 (c)	EUR	400	509,831
3.50%, 4/11/22	U.S.$	600	613,950
5.179%, 11/19/25		600	652,380
Bank of America Corp.
4.45%, 3/03/26		1,750	1,884,225
Series DD
6.30%, 3/10/26 (d)		295	331,910
Series L
3.95%, 4/21/25		2,182	2,284,838
Series Z
6.50%, 10/23/24 (d)		458	508,595
Bank of Nova Scotia (The)
2.50%, 1/08/21		344	345,097

	Principal Amount (000)		U.S. $ Value
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (c)	U.S.$	555	$556,987
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		137	158,056
Barclays PLC
3.684%, 1/10/23		700	707,189
5.088%, 6/20/30		394	398,192
BB&T Corp.
2.625%, 6/29/20		480	481,109
BBVA USA
2.875%, 6/29/22		1,508	1,517,380
BNP Paribas SA
2.375%, 5/21/20		534	534,801
4.375%, 5/12/26 (c)		600	632,544
BPCE SA
2.75%, 1/11/23 (c)		478	481,862
5.70%, 10/22/23 (c)		213	233,363
Capital One Financial Corp.
3.30%, 10/30/24		1,241	1,267,545
Citigroup, Inc.
3.875%, 3/26/25		1,293	1,341,733
Cooperatieve Rabobank UA
4.375%, 8/04/25		396	420,437
Credit Agricole SA/London
2.75%, 6/10/20 (c)		565	566,881
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,285	1,332,262
4.55%, 4/17/26		891	967,243
Discover Bank
4.682%, 8/09/28		327	338,896
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		382	380,533
2.905%, 7/24/23		922	929,413
3.85%, 7/08/24		1,000	1,048,270
4.125% (LIBOR 3 Month + 1.60%), 11/29/23 (e)		406	418,164
HSBC Bank USA NA
4.875%, 8/24/20		535	547,824
HSBC Holdings PLC
4.25%, 3/14/24		1,148	1,201,807
4.292%, 9/12/26		627	665,360
ING Bank NV
5.80%, 9/25/23 (c)		1,359	1,497,278
JPMorgan Chase & Co.
2.295%, 8/15/21		322	321,224
3.22%, 3/01/25		1,180	1,211,069
4.25%, 10/15/20		55	56,199
Series FF
5.00%, 8/01/24 (d)		839	845,636
KeyBank NA/Cleveland OH
2.25%, 3/16/20		833	832,575
Lloyds Banking Group PLC
4.582%, 12/10/25		1,191	1,234,257
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		947	950,059

	Principal Amount (000)		U.S. $ Value
Morgan Stanley
3.737%, 4/24/24	U.S.$	1,196	$1,242,823
5.00%, 11/24/25		300	331,119
Series G
4.35%, 9/08/26		929	995,907
5.50%, 7/28/21		456	482,165
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		400	401,420
Nationwide Building Society
4.00%, 9/14/26 (c)		820	820,533
PNC Bank NA
2.60%, 7/21/20		250	250,755
3.80%, 7/25/23		940	982,902
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,190	1,257,164
Santander UK PLC
5.00%, 11/07/23 (c)		505	532,467
UBS AG/Stamford CT
7.625%, 8/17/22		465	521,405
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		1,153	1,229,398
US Bancorp Series J
5.30%, 4/15/27 (d)		427	448,286
Wells Fargo & Co.
3.069%, 1/24/23		759	769,831
3.75%, 1/24/24		489	512,658

			44,190,255

Finance - 0.3%
Synchrony Financial
4.50%, 7/23/25		1,875	1,984,407

Insurance - 0.4%
Coventry Health Care, Inc.
5.45%, 6/15/21		415	433,567
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)		183	214,099
MetLife, Inc.
5.70%, 6/15/35		90	116,566
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (c)		360	374,083
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		125	203,254
New York Life Global Funding
1.95%, 2/11/20 (c)		905	903,606
Voya Financial, Inc.
5.65%, 5/15/53		335	353,670

			2,598,845

REITS - 0.1%
Welltower, Inc.
4.00%, 6/01/25		708	748,370

			49,521,877

	Principal Amount (000)		U.S. $ Value
Industrial - 6.7%
Basic - 0.5%
DuPont de Nemours, Inc.
4.205%, 11/15/23	U.S.$	915	$973,780
4.493%, 11/15/25		915	1,001,577
Eastman Chemical Co.
3.80%, 3/15/25		227	236,856
Suzano Austria GmbH
6.00%, 1/15/29 (c)		937	1,034,167

			3,246,380

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		590	657,113
United Technologies Corp.
3.95%, 8/16/25		750	807,787

			1,464,900

Communications - Media - 0.1%
CBS Corp.
3.50%, 1/15/25		300	307,896
Cox Communications, Inc.
2.95%, 6/30/23 (c)		163	164,687
Time Warner Cable LLC
4.50%, 9/15/42		235	221,793
5.00%, 2/01/20		35	35,409

			729,785

Communications - Telecommunications - 0.9%
AT&T, Inc.
3.40%, 5/15/25		1,382	1,421,926
4.125%, 2/17/26		431	461,088
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (c)		1,150	1,210,122
Verizon Communications, Inc.
4.862%, 8/21/46		574	669,393
Vodafone Group PLC
3.75%, 1/16/24		478	497,675
4.125%, 5/30/25		1,046	1,111,490

			5,371,694

Consumer Cyclical - Automotive - 0.2%
General Motors Financial Co., Inc.
5.10%, 1/17/24		1,166	1,248,156

Consumer Non-Cyclical - 1.5%
AmerisourceBergen Corp.
4.30%, 12/15/47		475	473,794
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		375	465,855
Baxalta, Inc.
3.60%, 6/23/22		209	212,089
Cigna Corp.
3.75%, 7/15/23 (c)		318	330,265
4.125%, 11/15/25 (c)		374	397,555
4.375%, 10/15/28 (c)		501	542,408

	Principal Amount (000)		U.S. $ Value
CVS Health Corp.
4.10%, 3/25/25	U.S.$	685	$720,483
4.30%, 3/25/28		685	727,155
Gilead Sciences, Inc.
2.55%, 9/01/20		1,360	1,362,421
Reynolds American, Inc.
6.875%, 5/01/20		570	588,234
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)		209	211,874
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (c)		1,151	1,229,452
Tyson Foods, Inc.
2.65%, 8/15/19		199	199,008
3.95%, 8/15/24		650	687,693
4.00%, 3/01/26		145	154,838
4.35%, 3/01/29		161	177,161
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		570	570,633
Zoetis, Inc.
3.45%, 11/13/20		509	514,945

			9,565,863

Energy - 1.7%
Antero Resources Corp.
5.125%, 12/01/22		146	139,069
Cenovus Energy, Inc.
3.00%, 8/15/22		33	33,067
5.70%, 10/15/19		61	61,448
Energy Transfer Operating LP
4.50%, 4/15/24		336	357,148
5.20%, 2/01/22		510	538,626
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	121,458
Eni SpA
4.25%, 5/09/29 (c)		954	1,012,871
Enterprise Products Operating LLC
3.70%, 2/15/26		771	812,295
5.20%, 9/01/20		335	344,742
Hess Corp.
4.30%, 4/01/27		1,053	1,080,989
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		104	108,002
5.00%, 10/01/21		1,200	1,252,608
Marathon Petroleum Corp.
5.125%, 3/01/21		280	290,993
Noble Energy, Inc.
4.15%, 12/15/21		561	578,251
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		621	632,408
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		418	456,009
TransCanada PipeLines Ltd.
9.875%, 1/01/21		930	1,021,242

	Principal Amount (000)		U.S. $ Value
Western Midstream Operating LP
4.50%, 3/01/28	U.S.$	375	$369,266
4.75%, 8/15/28		249	249,105
Williams Cos., Inc. (The)
3.90%, 1/15/25		1,250	1,305,362
4.125%, 11/15/20		300	304,626

			11,069,585

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)		600	644,062

Services - 0.3%
Expedia Group, Inc.
3.80%, 2/15/28		886	909,718
S&P Global, Inc.
4.40%, 2/15/26		611	675,326
Total System Services, Inc.
4.00%, 6/01/23		496	516,961

			2,102,005

Technology - 0.9%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,168
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		190	191,775
3.875%, 1/15/27		407	396,841
Broadcom, Inc.
3.625%, 10/15/24 (c)		500	501,195
4.25%, 4/15/26 (c)		500	503,975
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (c)		456	468,773
6.02%, 6/15/26 (c)		974	1,075,208
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		871	870,138
KLA Corp.
4.65%, 11/01/24		639	695,609
Lam Research Corp.
2.80%, 6/15/21		250	251,865
Seagate HDD Cayman
4.75%, 1/01/25		398	403,763
Western Digital Corp.
4.75%, 2/15/26		480	475,238

			5,841,548

Transportation - Railroads - 0.2%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36 (c)		241	247,778
5.875%, 7/05/34 (c)		600	650,438

			898,216

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		565	576,830

			42,759,024

	Principal Amount (000)		U.S. $ Value
Utility - 0.4%
Electric - 0.4%
CMS Energy Corp.
5.05%, 3/15/22	U.S.$	144	$152,597
Enel Chile SA
4.875%, 6/12/28		821	897,327
Exelon Generation Co. LLC
2.95%, 1/15/20		736	737,244
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		620	668,825

			2,455,993

Total Corporates - Investment Grade (cost $90,773,366)			94,736,894

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%
Non-Agency Fixed Rate CMBS - 5.7%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		1,210	1,282,628
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		730	756,052
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		885	919,036
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B
3.732%, 4/10/46 (f)		915	936,612
Series 2013-GC11, Class D
4.422%, 4/10/46 (c)(f)		191	197,120
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,382	1,428,322
Series 2015-GC35, Class A4
3.818%, 11/10/48		450	482,187
Series 2016-C1, Class A4
3.209%, 5/10/49		775	804,102
Series 2016-GC36, Class A5
3.616%, 2/10/49		565	599,746
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		191	189,386
Series 2015-CR24, Class A5
3.696%, 8/10/48		590	628,126
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,155	1,230,536
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,220	1,267,792
Series 2015-PC1, Class A5
3.902%, 7/10/50		745	796,930
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		475	497,932
Series 2015-C3, Class A4
3.718%, 8/15/48		395	418,996

	Principal Amount (000)		U.S. $ Value
Series 2015-C4, Class A4
3.808%, 11/15/48	U.S.$	1,853	$1,977,169
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		657	656,659
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		324	320,595
Series 2014-GC18, Class D
4.99%, 1/10/47 (c)(f)		393	348,315
Series 2015-GC28, Class A5
3.396%, 2/10/48		1,300	1,357,520
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,150	1,258,444
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.374%, 8/15/46 (c)(f)		129	131,230
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		1,220	1,290,651
Series 2014-C22, Class XA
0.854%, 9/15/47 (g)		21,497	758,678
Series 2015-C30, Class A5
3.822%, 7/15/48		585	627,094
Series 2015-C31, Class A3
3.801%, 8/15/48		990	1,058,875
Series 2015-C32, Class C
4.666%, 11/15/48 (f)		58	61,423
Series 2015-C33, Class A4
3.77%, 12/15/48		1,150	1,229,789
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.078%, 9/15/50 (g)		8,983	563,695
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (f)		141	81,555
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class XA
1.107%, 10/15/48 (g)		10,983	560,769
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (f)(h)		320	299,019
Series 2016-UB12, Class A4
3.596%, 12/15/49		870	923,778
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		1,200	1,345,275
Series 2018-C8, Class A4
3.983%, 2/15/51		990	1,081,072
Series 2018-C9, Class A4
4.117%, 3/15/51		1,800	1,988,006

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45	U.S.$	2,309	$2,340,879
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,160	1,215,916
Series 2015-SG1, Class C
4.468%, 9/15/48 (f)		537	554,441
Series 2016-LC25, Class C
4.419%, 12/15/59 (f)		330	341,607
Series 2016-NXS6, Class A4
2.918%, 11/15/49		900	918,765
Series 2016-NXS6, Class C
4.313%, 11/15/49 (f)		525	556,343

			36,283,065

Non-Agency Floating Rate CMBS - 2.1%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.225% (LIBOR 1 Month + 0.90%), 4/15/35 (c)(e)		1,093	1,092,501
Series 2018-KEYS, Class A
3.325% (LIBOR 1 Month + 1.00%), 5/15/35 (c)(e)		1,250	1,250,772
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.325% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(e)(f)		1,755	1,753,865
BHMS Series 2018-ATLS, Class A
3.575% (LIBOR 1 Month + 1.25%), 7/15/35 (c)(e)		1,235	1,236,507
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.145% (LIBOR 1 Month + 0.82%), 6/15/35 (c)(e)		1,000	998,429
BX Commercial Mortgage Trust
Series 2019-IMC, Class A
3.325% (LIBOR 1 Month + 1.00%), 4/15/34 (c)(e)		766	767,005
BX Trust
Series 2018-EXCL, Class A
3.413% (LIBOR 1 Month + 1.09%), 9/15/37 (c)(e)		1,130	1,129,058
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.328% (LIBOR 1 Month + 1.03%), 11/19/35 (c)(e)		1,042	1,044,430
Great Wolf Trust
Series 2017-WOLF, Class A
3.175% (LIBOR 1 Month + 0.85%), 9/15/34 (c)(e)		745	745,241

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
3.525% (LIBOR 1 Month + 1.20%), 6/15/38 (c)(e)	U.S.$	1,368	$1,368,512
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.275% (LIBOR 1 Month + 1.95%), 11/15/26 (e)(i)		182	182,099
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
3.109% (LIBOR 1 Month + 0.78%), 7/15/33 (c)(e)		1,200	1,200,010
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.545% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		968	965,376

			13,733,805

Total Commercial Mortgage-Backed Securities (cost $48,857,045)			50,016,870

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Risk Share Floating Rate - 4.4%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.616% (LIBOR 1 Month + 1.35%), 8/25/28 (c)(e)		364	364,495
Series 2018-3A, Class M1B
4.116% (LIBOR 1 Month + 1.85%), 10/25/27 (c)(e)		755	756,079
Series 2019-2A, Class M1C
4.266% (LIBOR 1 Month + 2.00%), 4/25/29 (c)(e)		707	704,256
Series 2019-3A, Class M1B
3.99% (LIBOR 1 Month + 1.60%), 7/25/29 (c)(e)		660	659,986
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.666% (LIBOR 1 Month + 2.40%), 4/25/31 (c)(e)		711	716,978
Series 2019-R02, Class 1M2
4.566% (LIBOR 1 Month + 2.30%), 8/25/31 (c)(e)		477	479,658
Series 2019-R03, Class 1M2
4.416% (LIBOR 1 Month + 2.15%), 9/25/31 (c)(e)		231	232,076
Series 2019-R05, Class 1M2
4.40% (LIBOR 1 Month + 2.00%), 7/25/39 (c)(e)		474	474,099
Eagle RE Ltd.
Series 2018-1, Class M1
3.966% (LIBOR 1 Month + 1.70%), 11/25/28 (c)(e)		337	336,983

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.516% (LIBOR 1 Month + 4.25%), 11/25/23 (e)	U.S.$	1,459	$1,577,214
Series 2014-DN3, Class M3
6.266% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		1,125	1,202,055
Series 2014-HQ3, Class M3
7.016% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		239	256,748
Series 2015-DNA2, Class M2
4.866% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		209	211,155
Series 2015-DNA2, Class M3
6.166% (LIBOR 1 Month + 3.90%), 12/25/27 (e)		805	845,006
Series 2015-HQA1, Class M2
4.916% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		150	151,223
Series 2015-HQA2, Class M3
7.066% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		276	302,633
Series 2016-DNA1, Class M3
7.954% (LIBOR 1 Month + 5.55%), 7/25/28 (e)		324	364,062
Series 2016-DNA2, Class M3
6.916% (LIBOR 1 Month + 4.65%), 10/25/28 (e)		1,100	1,188,901
Series 2017-DNA1, Class M2
5.516% (LIBOR 1 Month + 3.25%), 7/25/29 (e)		850	898,491
Series 2017-DNA3, Class M2
4.766% (LIBOR 1 Month + 2.50%), 3/25/30 (e)		900	920,726
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.266% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		387	409,586
Series 2014-C04, Class 1M2
7.166% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		383	423,597
Series 2014-C04, Class 2M2
7.266% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		111	121,127
Series 2015-C01, Class 1M2
6.566% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		915	977,986
Series 2015-C01, Class 2M2
6.816% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		205	214,881

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 1M2
6.266% (LIBOR 1 Month + 4.00%), 5/25/25 (e)	U.S.$	345	$366,643
Series 2015-C02, Class 2M2
6.266% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		237	245,950
Series 2015-C03, Class 1M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		450	490,934
Series 2015-C03, Class 2M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		412	439,223
Series 2015-C04, Class 1M2
7.966% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		876	969,307
Series 2015-C04, Class 2M2
7.816% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		406	439,148
Series 2016-C01, Class 1M2
9.016% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		540	604,164
Series 2016-C01, Class 2M2
9.216% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		365	406,872
Series 2016-C02, Class 1M2
8.266% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		470	517,515
Series 2016-C03, Class 2M2
8.166% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		1,614	1,766,110
Series 2016-C05, Class 2M2
6.716% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		1,132	1,201,122
Series 2016-C07, Class 2M2
6.616% (LIBOR 1 Month + 4.35%), 5/25/29 (e)		1,111	1,178,650
Series 2017-C03, Class 1M2
5.266% (LIBOR 1 Month + 3.00%), 10/25/29 (e)		580	606,255
Series 2019-R04, Class 2M2
4.504% (LIBOR 1 Month + 2.10%), 6/25/39 (c)(e)		682	681,919
Home Re Ltd.
Series 2018-1, Class M1
4.03% (LIBOR 1 Month + 1.60%), 10/25/28 (c)(e)		574	574,806
Oaktown Re III Ltd.
Series 2019-1A, Class M1B
4.216% (LIBOR 1 Month + 1.95%), 7/25/29 (c)(e)		452	452,322
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.404% (LIBOR 1 Month + 2.00%), 3/27/24 (e)(i)		421	420,904
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (e)(i)		701	702,293

	Principal Amount (000)		U.S. $ Value
Radnor RE Ltd.
Series 2019-1, Class M1B
4.216% (LIBOR 1 Month + 1.95%), 2/25/29 (c)(e)	U.S.$	418	$418,654
Series 2019-2, Class M1B
4.016% (LIBOR 1 Month + 1.75%), 6/25/29 (c)(e)		723	722,775
STACR Trust
Series 2019-DNA3, Class M2
4.351% (LIBOR 1 Month + 2.05%), 7/25/49 (c)(e)		109	109,287

			28,104,854

Agency Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3955, Class SD
4.275% (6.60% - LIBOR 1 Month), 11/15/41 (e)(j)		4,547	715,513
Series 4693, Class SL
3.825% (6.15% - LIBOR 1 Month), 6/15/47 (e)(j)		2,481	494,037
Series 4727, Class SA
3.875% (6.20% - LIBOR 1 Month), 11/15/47 (e)(j)		2,866	520,809
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.274% (6.54% - LIBOR 1 Month), 12/25/41 (e)(j)		1,247	256,485
Series 2014-17, Class SA
3.784% (6.05% - LIBOR 1 Month), 4/25/44 (e)(j)		3,017	556,783
Series 2014-78, Class SE
3.834% (6.10% - LIBOR 1 Month), 12/25/44 (e)(j)		2,164	382,135
Series 2014-92, Class SX
3.834% (6.10% - LIBOR 1 Month), 1/25/45 (e)(j)		2,744	526,634
Series 2016-77, Class DS
3.51% (6.00% - LIBOR 1 Month), 10/25/46 (e)(j)		2,504	446,850
Series 2017-62, Class AS
3.884% (6.15% - LIBOR 1 Month), 8/25/47 (e)(j)		2,542	440,037
Series 2017-81, Class SA
3.934% (6.20% - LIBOR 1 Month), 10/25/47 (e)(j)		2,654	516,820
Series 2017-97, Class LS
3.934% (6.20% - LIBOR 1 Month), 12/25/47 (e)(j)		2,718	579,141

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2017-122, Class SA
3.929% (6.20% - LIBOR 1 Month), 8/20/47 (e)(j)	U.S.$	1,872	$364,682
Series 2017-134, Class MS
3.929% (6.20% - LIBOR 1 Month), 9/20/47 (e)(j)		1,792	367,133

			6,167,059

Total Collateralized Mortgage Obligations (cost $33,287,036)			34,271,913

ASSET-BACKED SECURITIES - 4.3%
Autos - Fixed Rate - 2.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class A
3.70%, 9/20/24 (c)		1,760	1,834,541
Series 2018-2A, Class A
4.00%, 3/20/25 (c)		1,425	1,501,071
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		250	262,659
Series 2017-3A, Class A
2.05%, 12/15/21 (c)		103	102,799
Series 2018-2A, Class A
2.79%, 7/15/21 (c)		62	62,446
First Investors Auto Owner Trust
Series 2019-1A, Class B
3.02%, 3/17/25 (c)		1,200	1,215,341
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		325	347,607
Series 2016-4, Class D
3.89%, 11/15/22 (c)		330	335,957
Series 2017-2, Class A
1.85%, 7/15/21 (c)		70	69,470
Series 2017-4, Class A
2.07%, 4/15/22 (c)		110	109,263
Series 2018-3, Class B
3.59%, 12/16/24 (c)		1,200	1,219,540
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		728	727,786
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		625	625,468
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		489	490,914
Series 2015-3A, Class A
2.67%, 9/25/21 (c)		1,000	998,961
Series 2017-1A, Class A
2.96%, 10/25/21 (c)		1,510	1,511,538
Series 2019-1A, Class A
3.71%, 3/25/23 (c)		1,190	1,217,678
Series 2019-2A, Class A
3.42%, 5/25/25 (c)		1,000	1,019,896
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (c)		875	883,731

			14,536,666

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 1.2%
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (c)(f)	U.S.$	327	$328,366
Marlette Funding Trust
Series 2017-3A, Class A
2.36%, 12/15/24 (c)(f)		13	13,244
Series 2017-3A, Class B
3.01%, 12/15/24 (c)(f)		297	297,111
Series 2018-1A, Class A
2.61%, 3/15/28 (c)(f)		110	110,355
Series 2018-3A, Class A
3.20%, 9/15/28 (c)(f)		639	641,111
Series 2018-4A, Class A
3.71%, 12/15/28 (c)(f)		796	803,453
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(f)		26	25,868
Series 2019-3A, Class A
3.19%, 7/15/25 (c)(f)		600	601,198
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/08/20 (c)(f)		851	850,781
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)(f)		56	56,281
Series 2016-3, Class A
3.05%, 12/26/25 (c)(f)		167	167,420
Series 2017-2, Class A
3.28%, 2/25/26 (c)(f)		443	445,389
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(f)		855	856,143
Series 2017-6, Class A2
2.82%, 11/25/26 (c)(f)		990	991,111
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (c)(f)		1,166	1,182,496

			7,370,327

Credit Cards - Fixed Rate - 0.7%
World Financial Network Credit Card Master Trust
Series 2018-A, Class A
3.07%, 12/16/24		1,675	1,691,811
Series 2018-B, Class A
3.46%, 7/15/25		850	870,420
Series 2018-B, Class M
3.81%, 7/15/25		935	956,471
Series 2019-B, Class M
3.04%, 4/15/26		1,070	1,070,020

			4,588,722

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 0.1%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.895% (LIBOR 1 Month + 0.57%), 1/15/22 (e)	U.S.$	692	$692,335

Total Asset-Backed Securities (cost $26,806,046)			27,188,050

CORPORATES - NON-INVESTMENT GRADE - 2.0%
Industrial - 1.0%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (c)		512	537,518

Communications - Media - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (c)		656	659,359
5.00%, 2/01/28 (c)		702	720,462
CSC Holdings LLC
6.75%, 11/15/21		145	155,257
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (c)		407	413,968

			1,949,046

Consumer Cyclical - Automotive - 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (c)	EUR	191	217,343

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (c)	U.S.$	360	379,530
6.50%, 2/15/25 (c)		460	504,349

			883,879

Energy - 0.3%
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		618	629,254
5.875%, 3/15/28		640	665,158
Transocean Poseidon Ltd.
6.875%, 2/01/27 (c)		388	414,481

			1,708,893

Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (c)		302	307,161
6.00%, 3/01/26 (c)		420	424,994

			732,155

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
XPO Logistics, Inc.
6.75%, 8/15/24 (c)	U.S.$	600	$640,104

			6,668,938

Financial Institutions - 0.9%
Banking - 0.7%
CIT Group, Inc.
5.25%, 3/07/25		579	634,433
Citigroup, Inc.
5.95%, 1/30/23 (d)		257	269,259
Series O
5.875%, 3/27/20 (d)		485	491,834
Series Q
5.95%, 8/15/20 (d)		409	417,290
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (d)		286	278,736
Series Q
5.50%, 8/10/24 (d)		194	200,712
Morgan Stanley
Series J
5.55%, 7/15/20 (d)		195	197,679
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		480	511,282
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		600	568,872
Standard Chartered PLC
3.776% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		400	337,200
7.50%, 4/02/22 (c)(d)		380	402,610

			4,309,907

Finance - 0.2%
Navient Corp.
6.125%, 3/25/24		722	758,728
6.625%, 7/26/21		415	441,071
7.25%, 1/25/22		54	58,755

			1,258,554

			5,568,461

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		562	571,070

Total Corporates - Non-Investment Grade (cost $12,441,681)			12,808,469

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 0.3%
South Africa - 0.3%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30 (cost $2,255,513)	ZAR	34,443	$2,242,083

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.2%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)(k)(l)	U.S.$	426	19,702

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (c)		312	308,256
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		218	222,905
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(i)(k)(m)		655	25,519

			556,680

Energy - 0.0%
Cosan Luxembourg SA
7.00%, 1/20/27 (c)		325	353,641

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (c)		458	486,339

			1,416,362

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (c)		366	341,066
Terraform Global Operating LLC
6.125%, 3/01/26 (i)		222	224,298

			565,364

Total Emerging Markets - Corporate Bonds (cost $2,688,697)			1,981,726

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.1%
Pertamina Persero PT
6.45%, 5/30/44 (c)		575	713,719
Perusahaan Listrik Negara PT
6.15%, 5/21/48 (c)		305	370,194

			1,083,913

	Principal Amount (000)		U.S. $ Value
Mexico - 0.1%
Petroleos Mexicanos
6.75%, 9/21/47	U.S.$	529	$479,654

Total Quasi-Sovereigns (cost $1,419,796)			1,563,567

EMERGING MARKETS - SOVEREIGNS - 0.0%
Egypt - 0.0%
Egypt Government International Bond
6.125%, 1/31/22 (c) (cost $255,000)		255	267,112

	Shares
COMMON STOCKS - 0.0%
Financials - 0.0%
Insurance - 0.0%
Mt Logan Re Ltd. (Preference Shares) (f)(k)(n) (cost $260,000)		260	249,293

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (o)(p)(q) (cost $4,828,046)		4,828,046	4,828,046

Total Investments - 115.7% (cost $723,023,266) (r)			738,204,953
Other assets less liabilities - (15.7)%			(100,433,920)

Net Assets - 100.0%			$637,771,033

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	77	September 2019	$10,613,969	$37,928
U.S. T-Note 2 Yr (CBT) Futures	508	September 2019	108,918,375	(23,708)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	4	September 2019	5,654,932	(13,444)
U.S. T-Note 5 Yr (CBT) Futures	164	September 2019	19,278,969	74,339
U.S. T-Note 10 Yr (CBT) Futures	328	September 2019	41,794,375	(702,604)
U.S. Ultra Bond (CBT) Futures	29	September 2019	5,149,312	(107,948)

				$(735,437)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,181	EUR	4,582	10/10/19	$(80,326)
BNP Paribas SA	MXN	30,098	USD	1,509	8/29/19	(54,039)
BNP Paribas SA	PEN	16,539	USD	5,017	9/12/19	19,125
BNP Paribas SA	NZD	1,762	USD	1,166	9/09/19	8,520
Citibank, NA	HUF	356,940	USD	1,220	10/11/19	3,705
Citibank, NA	EUR	6,048	USD	6,834	10/10/19	101,750
Citibank, NA	BRL	3,658	USD	971	8/02/19	12,301
Citibank, NA	CAD	1,896	USD	1,449	9/19/19	10,879
Citibank, NA	USD	3,823	PEN	12,588	9/12/19	(19,863)
Citibank, NA	USD	968	BRL	3,658	9/04/19	(11,904)
Citibank, NA	USD	972	BRL	3,658	8/02/19	(13,100)
Citibank, NA	USD	1,567	INR	108,781	10/24/19	(9,065)
HSBC Bank USA	JPY	517,971	USD	4,784	9/17/19	5,951
HSBC Bank USA	CNY	4,211	USD	613	8/09/19	3,528
HSBC Bank USA	USD	608	CNY	4,214	8/09/19	2,181
HSBC Bank USA	USD	1,519	MXN	30,550	8/29/19	68,426
JPMorgan Chase Bank, NA	BRL	3,658	USD	972	8/02/19	13,100
JPMorgan Chase Bank, NA	GBP	1,147	USD	1,464	8/28/19	67,819
JPMorgan Chase Bank, NA	USD	952	BRL	3,658	8/02/19	6,512
Morgan Stanley & Co., Inc.	ZAR	20,563	USD	1,440	9/18/19	14,333
Morgan Stanley & Co., Inc.	CAD	1,660	USD	1,261	9/19/19	2,392
Natwest Markets PLC	USD	1,204	PEN	3,961	9/12/19	(6,735)
Standard Chartered Bank	USD	1,281	TWD	39,457	9/11/19	(12,207)
State Street Bank & Trust Co.	EUR	380	USD	431	10/10/19	7,509
State Street Bank & Trust Co.	USD	356	NOK	3,021	9/20/19	(14,166)
State Street Bank & Trust Co.	USD	2,840	PLN	10,780	10/11/19	(53,431)
State Street Bank & Trust Co.	USD	1,231	HUF	355,287	10/11/19	(19,855)

						$53,340

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG
Series 32, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.53%	USD	8,750	$(202,469)	$(156,378)	$(46,091)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	6,000	7/15/20	1.613%	CPI	#	Maturity	$11,322
USD	11,400	1/15/21	1.550%	CPI	#	Maturity	26,374
USD	17,400	4/15/21	1.761%	CPI	#	Maturity	(9,689)
USD	22,000	7/15/21	1.768%	CPI	#	Maturity	(21,559)
USD	18,500	7/15/21	1.783%	CPI	#	Maturity	(26,476)
USD	21,500	7/15/22	1.851%	CPI	#	Maturity	(74,247)
USD	12,000	7/15/22	1.850%	CPI	#	Maturity	(40,836)
USD	9,450	7/15/22	1.758%	CPI	#	Maturity	3,025
USD	6,700	1/15/23	1.698%	CPI	#	Maturity	21,511
USD	9,000	7/15/23	1.902%	CPI	#	Maturity	(33,156)

							$(143,731)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	538,890	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	$(271,922)	$	– 0	–	$(271,922)
NOK	405,150	4/23/21	6 Month NIBOR	1.780%	Semi-Annual/Annual	(2,033)		– 0	–	(2,033)
USD	10,030	9/10/23	3 Month LIBOR	2.896%	Quarterly/Semi-Annual	499,317		– 0	–	499,317
USD	1,160	6/09/25	2.488%	3 Month LIBOR	Semi-Annual/Quarterly	(41,497)		– 0	–	(41,497)
USD	2,106	8/04/25	2.293%	3 Month LIBOR	Semi-Annual/Quarterly	(64,718)		– 0	–	(64,718)
USD	5,400	10/04/26	1.487%	3 Month LIBOR	Semi-Annual/Quarterly	124,672		– 0	–	124,672
USD	1,080	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	18,427		– 0	–	18,427
USD	1,080	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	17,177		– 0	–	17,177
USD	7,030	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	(318,010)		– 0	–	(318,010)
USD	715	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	(23,901)		– 0	–	(23,901)
NOK	61,650	8/31/28	2.186%	6 Month NIBOR	Annual/Semi-Annual	(353,088)		– 0	–	(353,088)
GBP	3,890	3/01/29	1.515%	6 Month LIBOR	Semi-Annual/Semi-Annual	(315,226)		– 0	–	(315,226)
GBP	1,705	3/01/29	1.501%	6 Month LIBOR	Semi-Annual/Semi-Annual	(135,390)		– 0	–	(135,390)
USD	5,395	6/04/29	2.150%	3 Month LIBOR	Semi-Annual/Quarterly	(87,113)		– 0	–	(87,113)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,490	11/10/35	2.631%	3 Month LIBOR	Semi-Annual/Quarterly	$(109,719)	$	– 0	–	$(109,719)
USD	450	7/01/49	2.247%	3 Month LIBOR	Semi-Annual/Quarterly	(5,304)		– 0	–	(5,304)

						$(1,068,328)	$	– 0	–	$(1,068,328)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.36%	USD	30	$(243)	$369	$(612)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	328	11,054	23,146	(12,092)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	346	11,660	23,880	(12,220)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	346	11,660	23,880	(12,220)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	1,683	56,717	119,382	(62,665)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	1,367	46,068	100,354	(54,286)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	1,367	46,068	103,892	(57,824)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	683	23,017	55,131	(32,114)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	26	(211)	231	(442)
CDX-CMBX.NA. AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	2,785	(22,551)	34,012	(56,563)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.36%	USD	354	$(2,867)	$4,661	$(7,528)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	3,469	(28,090)	35,836	(63,926)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	1,041	(8,429)	10,662	(19,091)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	387	(3,134)	5,054	(8,188)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	226	(1,924)	2,092	(4,016)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	836	(6,769)	10,627	(17,396)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	418	(3,384)	5,314	(8,698)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	653	(61,111)	(79,464)	18,353
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	195	(18,249)	(23,730)	5,481
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	335	(31,322)	(44,304)	12,982
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	475	(44,413)	(60,817)	16,404
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	292	(27,302)	(37,386)	10,084
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	340	(31,790)	(43,532)	11,742
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	376	(35,156)	(40,827)	5,671
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,016	(94,996)	(110,460)	15,464

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	1,620	$(151,470)	$(175,233)	$23,763
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	953	(89,106)	(105,553)	16,447
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,367	(127,815)	(154,439)	26,624
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	950	(88,825)	(107,328)	18,503
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	683	(63,862)	(78,906)	15,044
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	475	(44,413)	(54,876)	10,463
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	209	(19,524)	(31,432)	11,908
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	67	(6,258)	(10,890)	4,632
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	547	(51,099)	(84,741)	33,642
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	210	(19,618)	(28,773)	9,155
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	248	(23,167)	(33,191)	10,024
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	100	(9,342)	(10,264)	922
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	723	(67,540)	(90,294)	22,754
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	69	(6,451)	(8,967)	2,516
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	1,145	1,705	(25,697)	27,402
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	226	(21,112)	(33,834)	12,722

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	326	$(30,454)	$(31,388)	$934
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	169	(15,787)	(14,124)	(1,663)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	130	(12,144)	(10,638)	(1,506)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	138	(12,891)	(9,628)	(3,263)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	471	(43,999)	(30,748)	(13,251)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	122	(11,397)	(15,006)	3,609
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	5	(467)	(630)	163
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	139	(12,997)	(17,403)	4,406
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	247	(23,074)	(26,853)	3,779
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	218	(20,365)	(25,154)	4,789
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	217	(20,271)	(25,048)	4,777
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	464	(43,345)	(38,514)	(4,831)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	662	(61,842)	(46,820)	(15,022)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	714	(66,699)	(41,357)	(25,342)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	436	(40,729)	(31,565)	(9,164)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	30	(2,803)	(3,549)	746

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	130	$(12,144)	$(16,531)	$4,387
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	150	(14,012)	(19,074)	5,062
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	15	(1,401)	(2,299)	898
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	517	(48,297)	(86,500)	38,203
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	371	(34,658)	(61,192)	26,534
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	598	(55,863)	(92,764)	36,901
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	166	(15,507)	(17,847)	2,340
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,300	(121,442)	(154,956)	33,514
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	710	(66,326)	(82,499)	16,173
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	322	(30,080)	(44,223)	14,143
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	178	(16,628)	(15,522)	(1,106)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	15	(1,402)	(1,357)	(45)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	30	(2,802)	(2,763)	(39)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	30	(2,802)	(2,990)	188
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	59	(5,512)	(6,428)	916
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,000	(93,500)	(133,600)	40,100
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	27	(2,524)	(3,494)	970

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	691	$(64,724)	$(85,516)	$20,792
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	241	(22,514)	(30,089)	7,575
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	118	(11,023)	(15,195)	4,172
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	28	(2,615)	(2,756)	141
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	122	(11,397)	(11,978)	581
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,100	(102,758)	(164,051)	61,293
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	191	(17,843)	(13,592)	(4,251)

						$(2,180,632)	$(2,352,056)	$171,424

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	17,640	7/15/21	1.765%	CPI	#	Maturity	$141,569
Barclays Bank PLC	USD	20,750	7/15/20	1.527%	CPI	#	Maturity	271,361
Barclays Bank PLC	USD	6,950	1/15/21	1.490%	CPI	#	Maturity	87,049
Deutsche Bank AG	USD	5,190	7/15/21	2.152%	CPI	#	Maturity	(41,271)
JPMorgan Chase Bank, NA	USD	23,800	7/15/23	1.848%	CPI	#	Maturity	(22,644)

								$436,064

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	3/06/42	2.804%	3 Month LIBOR	Semi-Annual/Quarterly	$(74,981)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2019
HSBC Bank USA+	2.50%	—	$43,594,179
JPMorgan Chase Bank+	2.53%	—	30,532,532

			$74,126,711

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2019

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Inflation-Linked Securities	$74,126,711	$	– 0	–	$	– 0	–	$	– 0	–	$74,126,711

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $77,921,569 or 12.2% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	IO - Interest Only.
(h)	Illiquid security.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of July 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA
4.275%, 11/15/26	11/16/15	$181,864	$182,099	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
4.404%, 3/27/24	6/07/19	$420,544	$420,904	0.07%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
5.162%, 5/27/23	6/07/19	701,161	702,293	0.11%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	222,000	224,298	0.04%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	363,153	25,519	0.00%

(j)	Inverse interest only security.
(k)	Non-income producing security.
(l)	Defaulted.
(m)	Defaulted matured security.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$260,000	$249,293	0.04%

(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,938,195 and gross unrealized depreciation of investments was $(5,164,248), resulting in net unrealized appreciation of $13,773,947.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$508,050,930	$	– 0	–	$508,050,930
Corporates - Investment Grade		– 0	–	94,736,894		– 0	–	94,736,894
Commercial Mortgage-Backed Securities		– 0	–	44,755,340		5,261,530		50,016,870
Collateralized Mortgage Obligations		– 0	–	34,271,913		– 0	–	34,271,913
Asset-Backed Securities		– 0	–	19,817,723		7,370,327		27,188,050
Corporates - Non-Investment Grade		– 0	–	12,808,469		– 0	–	12,808,469
Emerging Markets - Treasuries		– 0	–	2,242,083		– 0	–	2,242,083
Emerging Markets - Corporate Bonds		– 0	–	1,956,207		25,519		1,981,726
Quasi-Sovereigns		– 0	–	1,563,567		– 0	–	1,563,567

Investments in Securities:	Level 1		Level 2		Level 3		Total
Emerging Markets – Sovereigns	– 0	–	267,112		– 0	–	267,112
Common Stocks	– 0	–	– 0	–	249,293		249,293
Short-Term Investments	4,828,046		– 0	–	– 0	–	4,828,046

Total Investments in Securities	4,828,046		720,470,238		12,906,669		738,204,953
Other Financial Instruments(a):
Assets:
Futures	112,267		– 0	–	– 0	–	112,267
Forward Currency Exchange Contracts	– 0	–	348,031		– 0	–	348,031
Centrally Cleared Inflation (CPI) Swaps	– 0	–	62,232		– 0	–	62,232
Centrally Cleared Interest Rate Swaps	– 0	–	659,593		– 0	–	659,593
Credit Default Swaps	– 0	–	207,949		– 0	–	207,949
Inflation (CPI) Swaps	– 0	–	499,979		– 0	–	499,979
Liabilities:
Futures	(847,704)		– 0	–	– 0	–	(847,704)
Forward Currency Exchange Contracts	– 0	–	(294,691)		– 0	–	(294,691)
Centrally Cleared Credit Default Swaps	– 0	–	(202,469)		– 0	–	(202,469)
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(205,963)		– 0	–	(205,963)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,727,921)		– 0	–	(1,727,921)
Credit Default Swaps	– 0	–	(2,388,581)		– 0	–	(2,388,581)
Inflation (CPI) Swaps	– 0	–	(63,915)		– 0	–	(63,915)
Interest Rate Swaps	– 0	–	(74,981)		– 0	–	(74,981)
Reverse Repurchase Agreements	(74,126,711)		– 0	–	– 0	–	(74,126,711)

Total	$(70,034,102)		$ 717,289,501		$ 12,906,669		$660,162,068

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations			Asset-Backed Securities
Balance as of 10/31/18	$5,198,391			$573,680		$8,636,549
Accrued discounts/(premiums)	3,450			– 0	–	45
Realized gain (loss)	53,412			– 0	–	146
Change in unrealized appreciation/depreciation	59,258			– 0	–	80,082
Purchases/Payups	916,608			– 0	–	1,824,882
Sales/Paydowns	(969,589)			– 0	–	(3,171,377)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(573,680)		– 0	–

Balance as of 7/31/19	$5,261,530		$	– 0	–	$7,370,327

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$57,182		$	– 0	–	$79,125

	Emerging Markets - Corporate Bonds		Common Stocks			Total
Balance as of 10/31/18	$39,922			$260,766		$14,709,308
Accrued discounts/(premiums)	– 0	–		– 0	–	3,495
Realized gain (loss)	– 0	–		– 0	–	53,558
Change in unrealized appreciation/depreciation	(14,403)			(11,473)		113,464
Purchases/Payups	– 0	–		– 0	–	2,741,490
Sales/Paydowns	– 0	–		– 0	–	(4,140,966)

	Emerging Markets - Corporate Bonds		Common Stocks		Total
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(573,680	)(a)

Balance as of 7/31/19	$25,519		$249,293		$12,906,669

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$(14,403)		$(11,473)		$110,431

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2019. Securities priced by third party vendors, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

Fund	Fair Value at 7/31/19	Valuation Technique	Unobservable Input	Input
Common Stocks	$249,293	Market Approach	NAV Equivalent	$958.82 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Recovery Rate in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$245	$220,026	$215,443	$4,828	$	– 0	–